Current and deferred tax - Summary of Movement on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	$ 2,174	$ 1,331
(Charged)/Credited To profit and loss (i)	10,211	843
To equity	187
Balance Ending	12,572	2,174
Loss Allowances For Financial Assets [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	124	269
(Charged)/Credited To profit and loss (i)	(49)	(145)
Balance Ending	75	124
Bonus Provision [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	655	629
(Charged)/Credited To profit and loss (i)	95	26
Balance Ending	750	655
Lease [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	108	60
(Charged)/Credited To profit and loss (i)	258	48
Balance Ending	366	108
Sharebased compensation (ii) [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	185
(Charged)/Credited To profit and loss (i)	2,852	185
To equity	187
Balance Ending	3,224	185
Hyperinflationary Adjustments [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	99	57
(Charged)/Credited To profit and loss (i)	(10)	42
Balance Ending	89	99
Tax Loss (iii) [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	427
(Charged)/Credited To profit and loss (i)	6,018	427
Balance Ending	6,445	427
Others (iv) Assets [Member]
Reconciliation Of Changes In Deferred Tax (Asset) [Line Items]
Balance Beginning	576	316
(Charged)/Credited To profit and loss (i)	1,047	260
Balance Ending	$ 1,623	$ 576